Expense Example, No Redemption - FT Vest TSLA & Target Income ETF - FT Vest TSLA & Target Income ETF	Aug. 12, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	$ 271